Needham Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (99.9%)
Aerospace & Defense (0.6%)
Parsons Corp. (a)	24,000	$970,560
Biotechnology (2.9%)
G1 Therapeutics, Inc. (a)	12,000	288,720
Gilead Sciences, Inc.	61,500	3,974,745
Moderna, Inc. (a)	750	98,213
		4,361,678
Building Products (0.1%)
Alpha Pro Tech, Ltd. (a)	7,500	73,200
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. (a)	3,500	294,210
Communications Equipment (7.3%)
ADTRAN, Inc.	85,000	1,417,800
Cambium Networks Corp. - ADR (a)	47,500	2,219,200
KVH Industries, Inc. (a)	500,000	6,340,000
Lumentum Holdings, Inc. (a)	1,250	114,187
ViaSat, Inc. (a)(b)	18,500	889,295
		10,980,482
Consumer Discretionary (0.0%)
COURSERA, Inc. (a)	305	13,725
Electrical Equipment (3.9%)
Vicor Corp. (a)	69,500	5,909,585
Electronic Equipment, Instruments & Components (4.5%)
Arlo Technologies, Inc. (a)	40,000	251,200
Corning, Inc.	32,500	1,414,075
FARO Technologies, Inc. (a)	10,000	865,700
II-VI, Inc. (a)	10,000	683,700
IPG Photonics Corp. (a)	6,250	1,318,375
Vishay Intertechnology, Inc.	61,050	1,470,084
Vishay Precision Group, Inc. (a)	25,000	770,250
		6,773,384
Energy Equipment & Services (5.8%)
Aspen Aerogels, Inc. (a)	428,000	8,705,520
Entertainment (0.2%)
World Wrestling Entertainment, Inc. - Class A	4,500	244,170
Health Care Equipment & Supplies (6.5%)
Becton Dickinson & Co.	19,000	4,619,850
CryoLife, Inc. (a)	1,700	38,386
CryoPort, Inc. (a)	42,500	2,210,425
Lucira Health, Inc. (a)	10,637	128,708
Medtronic PLC (Ireland) - ADR	20,000	2,362,600
ViewRay, Inc. (a)	100,000	435,000
		9,794,969
Health Care Providers & Services (0.9%)
Laboratory Corp. of America Holdings (a)	3,500	892,605
Quest Diagnostics, Inc.	3,750	481,275
		1,373,880
Household Products (0.3%)
Oil-Dri Corp. of America	14,500	499,380
Industrial Conglomerates (0.4%)
Honeywell International, Inc.	2,500	542,675
Interactive Media & Services (0.3%)
Alphabet, Inc. - Class A (a)	250	515,630
IT Services (3.0%)
Akamai Technologies, Inc. (a)(b)	33,500	3,413,650
BigCommerce Holdings, Inc. (a)	20,000	1,156,000
		4,569,650
Life Sciences Tools & Services (6.7%)
Bruker Corp.	1,000	64,280
Fluidigm Corp. (a)	35,250	159,330
Thermo Fisher Scientific, Inc. (b)	21,500	9,812,170
		10,035,780
Media (4.0%)
Comcast Corp. - Class A	109,000	5,897,990
ViacomCBS, Inc. - Class B	2,500	112,750
		6,010,740
Oil, Gas & Consumable Fuels (0.5%)
Chevron Corp.	5,000	523,950
Navigator Holdings, Ltd.(Marshall Islands) - ADR (a)	25,000	222,500
		746,450
Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.	1,750	418,355
Semiconductors & Semiconductor Equipment (31.8%) (d)
Allegro MicroSystems, Inc. (a)	17,500	443,625
Applied Materials, Inc.	9,000	1,202,400
AXT, Inc. (a)	303,550	3,539,393
Entegris, Inc.	107,500	12,018,500
FormFactor, Inc. (a)	122,150	5,510,186
Lam Research Corp.	2,500	1,488,100
Marvell Technology Group, Ltd. (Bermuida) - ADR	3,500	171,430
MKS Instruments, Inc.	24,500	4,542,790
NeoPhotonics Corp. (a)	95,300	1,138,835
Nova Measuring Instruments, Ltd. (Israel) - ADR (a)	47,500	4,322,975
PDF Solutions, Inc. (a)	450,000	8,001,000
Photronics, Inc. (a)	160,000	2,057,600
SiTime Corp. (a)	12,500	1,232,500
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	9,000	1,064,520
Veeco Instruments, Inc. (a)	50,650	1,050,481
		47,784,335
Software (8.5%)
The Trade Desk, Inc. - Class A (a)	4,750	3,095,385
ACV Auctions, Inc. - Class A (a)	1,500	51,915
Alteryx, Inc. - Class A (a)	5,000	414,800
Appian Corp. (a)	4,000	531,800
ChannelAdvisor Corp. (a)	42,600	1,003,230
Coupa Software, Inc. (a)	2,500	636,200
Datadog, Inc. - Class A (a)	7,500	625,050
Duck Creek Technologies, Inc. (a)	4,723	213,196
Everbridge, Inc. (a)	12,000	1,454,160
GSE Systems, Inc. (a)	18,100	30,770
Mimecast, Ltd. (Jersey) - ADR (a)	15,000	603,150
New Relic, Inc. (a)	2,500	153,700
Q2 Holdings, Inc. (a)	16,500	1,653,300
SEMrush Holdings, Inc. - Class A (a)	13,184	157,022
Sumo Logic, Inc. (a)	30,000	565,800
Telos Corp. (a)	30,000	1,137,600
WANdisco PLC (Jersey) (a)	75,000	475,619
		12,802,697
Specialty Retail (6.3%)
CarMax, Inc. (a)	71,000	9,418,860
Technology Hardware, Storage & Peripherals (4.6%)
Apple, Inc.	10,800	1,319,220
Intevac, Inc. (a)	300,000	2,145,000
Super Micro Computer, Inc. (a)	90,000	3,515,400
		6,979,620
Trading Companies & Distributors (0.3%)
Air Lease Corp.	9,000	441,000
Total Common Stocks
(Cost $47,927,078)		$150,260,535

Short-Term Investments (0.2%)
Money Market Fund (0.2%)
Dreyfus Treasury Securities Cash Management - Institutional Class 0.01% (c)
(Cost $309,736)	309,736	309,736

Total Investments (100.1%)
(Cost $48,236,814)		150,570,271
Liabilities in Excess of Other Assets (-0.1%)		(118,246)
Net Assets (100.0%)		$150,452,025

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $2,037,535.
(c)	Rate shown is the seven-day yield as of March 31, 2021.
(d)	As of March 31, 2021, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
ADR	American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).

	Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	93.9%
	Bermuida	0.1%
	Israel	2.9%
	Ireland	1.6%
	Jersey	0.7%
	Marshall Islands	0.1%
	Taiwan	0.7%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 0.2%

Top Ten Holdings*
(as a % of total investments, as of March 31, 2021)

Security		% of Total Investments	Market Value
Entegris, Inc.	ENTG	7.98%	12,018,500
Thermo Fisher Scientific, Inc.	TMO	6.52%	9,812,170
CarMax, Inc.	KMX	6.26%	9,418,860
Aspen Aerogels, Inc.	ASPN	5.78%	8,705,520
PDF Solutions, Inc.	PDFS	5.31%	8,001,000
KVH Industries, Inc.	KVHI	4.21%	6,340,000
Vicor Corp.	VICR	3.92%	5,909,585
Comcast Corp. - Class A	CMCSA	3.92%	5,897,990
FormFactor, Inc.	FORM	3.66%	5,510,187
Becton Dickinson & Co.	BDX	3.07%	4,619,850

Top Ten Holdings = 50.63% of Total Investments†

Top Ten Holdings*
(as a % of net assets, as of March 31, 2021)

Security		% of Net Assets	Market Value
Entegris, Inc.	ENTG	7.99%	12,018,500
Thermo Fisher Scientific, Inc.	TMO	6.52%	9,812,170
CarMax, Inc.	KMX	6.26%	9,418,860
Aspen Aerogels, Inc.	ASPN	5.79%	8,705,520
PDF Solutions, Inc.	PDFS	5.32%	8,001,000
KVH Industries, Inc.	KVHI	4.21%	6,340,000
Vicor Corp.	VICR	3.93%	5,909,585
Comcast Corp. - Class A	CMCSA	3.92%	5,897,990
FormFactor, Inc.	FORM	3.66%	5,510,187
Becton Dickinson & Co.	BDX	3.07%	4,619,850

Top Ten Holdings = 50.67% of Net Assets

* Current portfolio holdings may not be indicative of future portfolio holdings.
† Percentage of total investments less cash.

Sector Weightings*
(as a % of net investments, as of March 31, 2021)
Sector(3)	Long*		(Short)(1)	Total(1)(2)
Cash	0.2%		–	0.2%
Communication Services	4.5%		–	4.5%
Consumer Discretionary	6.2%		–	6.2%
Consumer Staples	0.3%		–	0.3%
Energy	6.3%		–	6.3%
Health Care	17.0%		–	17.0%
Industrials	5.5%		–	5.5%
Information Technology	59.7%		–	59.7%
Real Estate	0.3%		–	0.3%

* Current portfolio holdings may not be indicative of future portfolio holdings.
(1)	Percentage of total investments includes all stocks, plus cash minus all short positions.
(2)	Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
(3)	These categories represent broad market sectors. Refer to the Schedule of Investments for a more detailed categorization by industry.